CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts related to accounts receivable	$ 59,067	$ 30,000	$ 30,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	0	1,401,786	1,401,786
Preferred stock, outstanding	0	1,401,786	1,401,786
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	250,000,000	250,000,000	250,000,000
Common stock, issued	4,862,352	3,213,486	3,210,985
Common stock, outstanding	4,862,352	3,213,486	3,210,985